Stock Option Plans and Warrants to Purchase Common Stock (Details 5)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Outstanding Options/Warrants	276,861
Exercisable Options/Warrants	208,220
Warrant [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	2 years 8 months 12 days
Outstanding Options/Warrants	492,612
Exercisable Options/Warrants	492,612
Warrant [Member] | $5.10-$5.30 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 5.10
Exercise price range, upper range limit | $ / shares	$ 5.30
Weighted-Average Remaining Contractual Life in Years	2 years 4 months 24 days
Outstanding Options/Warrants	381,180
Exercisable Options/Warrants	381,180
Warrant [Member] | $14.80-$20.50 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 14.80
Exercise price range, upper range limit | $ / shares	$ 20.50
Weighted-Average Remaining Contractual Life in Years	4 years
Outstanding Options/Warrants	111,432
Exercisable Options/Warrants	111,432